GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details)		12 Months Ended
	Oct. 01, 2024 USD ($) reportingUnit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting unit, qualitative testing | reportingUnit	7
Number of reporting unit, quantitative testing | reportingUnit	1
Goodwill impairment charge		$ 0	$ 804,000,000	$ 0
Goodwill		16,567,000,000	16,720,000,000	16,663,000,000
Developed technology
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets retired		145,000,000
Trademarks/tradenames
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets retired		27,000,000
Customer-related
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets retired			399,000,000
Other
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets retired			25,000,000
IndustrialsCo
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charge			804,000,000
Estimated fair value percentage that exceeds its carrying value	5.00%
Goodwill	$ 4,800,000,000	$ 8,316,000,000	$ 8,434,000,000	$ 8,362,000,000